Average Annual Total Returns - AST T Rowe Price Growth Opportunities Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	13.70%	10.71%	8.91%	Feb. 10, 2014	18.40%	15.21%	13.65%	[1]	16.11%	12.07%	10.06%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.